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                                                February 23, 2004



United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:   Calamos Strategic Total Return Fund
               File Numbers 333-111756 and 811-21484

To the Commission:

         Attached for electronic filing on behalf of Calamos Strategic Total Return Fund (the "Fund"), pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act"), is Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 ("Amendment No. 1"). The purpose of Amendment No. 1 is to respond to comments received from the Securities and Exchange Commission staff and to complete certain information required by Form N-2.

         The Fund received comments on the Registration Statement as filed with the Commission on January 7, 2004, by letter from Larry L. Greene for Vincent J. Di Stefano of the Commission staff dated February 3, 2004. The following sets forth those comments and the Fund's response to the comments.

PROSPECTUS

GENERAL

1. COMMENT: We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any further pre-effective amendments.

         RESPONSE:  Please see Amendment No. 1.

2. COMMENT: Please inform the staff of the information the Fund proposes to omit from the final pre-effective amendment pursuant to Rule 430A under the Securities Act.

         RESPONSE: Pursuant to Rule 430A, the Fund proposes to omit information with respect to the public offering price, underwriting syndicate, underwriting discounts or commissions, discounts or commissions


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to dealers, amount of proceeds and other information dependent on the offering price, delivery dates and terms of the securities dependent on the offering date.

3. COMMENT: Revise the disclosure appearing on the prospectus cover that is set forth in all capital letters so as to use another means to make the disclosure prominent.

         RESPONSE: The disclosure that appears in all capital letters in EDGAR is in bold faced type in the printed version of the prospectus cover.

PROSPECTUS SUMMARY

4. COMMENT: Disclosure later in the prospectus states that the Fund's investment objective may be changed by the board without a shareholder vote. Revise this disclosure to state that shareholders will be given at least 60 days notice of any change in its investment objective.

         RESPONSE: Disclosure in the section "Investment Objective and Principal Investment Strategies - Investment Objective" has been revised as follows: The Fund's investment objective may be changed by the Board of Trustees without a shareholder vote except that the Fund will give shareholders at least 60 days notice of any change to the Fund's investment objective.

INVESTMENT POLICIES

5. COMMENT: Please summarize the methods the Fund will use to select securities for the Fund's portfolio. Please disclose the percentage of managed assets the fund will invest in junk bonds.

         RESPONSE: Disclosure has been added to the Summary section under "Investment Policies" and the section entitled "Investment Objectives and Principal Investment Strategies- Principal Investment Strategies" regarding the methods the Fund will use to select securities.

         The Fund has no limit on the amount of assets it will invest in junk bonds. However, since the Fund, under normal circumstances, will invest at least 50% of the managed assets in equity securities, the Fund will be effectively limited to investing less than 50% of its managed assets in junk bonds.

6. COMMENT: Please explain supplementally to us why you believe foreign securities represented by American Depository Receipts should not be counted as foreign securities for the purpose of the Fund's limitation on investment in foreign issuers.

         RESPONSE: The Fund believes that dollar denominated American Depository Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, do not


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involve the same risks as other foreign securities, and as such are not counted as foreign securities for the purposes of the Fund's limitation on investments in foreign securities. This position is consistent with old N-1A guide 21 in which the staff stated its position that ADRs need not be treated as foreign securities for purposes of risk disclosure and the requirement for a registrant to state its intent to invest as much as 10% of its assets in foreign securities, which are not publicly traded in the United States.

USE OF LEVERAGE BY THE FUND

7. COMMENT: Please clarify that the higher investment management fee resulting from the use of leverage will be paid entirely by the Fund's common shareholders.

         RESPONSE: Disclosure has been added after the last sentence of this section clarifying that the costs and expenses of leverage effectively borne by common shareholders includes the higher investment management fee resulting from the use of leverage.

RISKS

8. COMMENT: Please clarify that any increase in the Fund's operating costs resulting from the use of leverage will be borne by the Fund's common shareholders.

         RESPONSE: Disclosure has been added to the section of the Summary entitled "Risks-Leverage" clarifying that the costs (including operating costs) of leverage is effectively borne by common shareholders.

9. COMMENT: Please explain in the disclosure how fluctuation in the dividend rates on the Fund's preferred shares constitutes a risk to common shareholders.

         RESPONSE: The second bullet point under "Risks-Leverage" provides that fluctuations in the dividend rates on any preferred shares or in interest rates on borrowings and short-term debt may adversely affect the return for the holders of common shares.

10. COMMENT: Please explain in the disclosure how Fund compliance with covenants in credit agreements, asset pledge restrictions and rating organization guidelines may affect the Fund's investment strategy and, consequently, constitutes a risk to common shareholders.

         RESPONSE: Disclosure has been added to the last paragraph of the section entitled "Risks-Leverage" to clarify that the Fund's compliance with the various covenants, restrictions and guidelines described by the staff in its comment may affect the Fund's implementation of its investment strategy.


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SUMMARY OF FUND EXPENSES

11. COMMENT: Since the Fund plans to issue preferred shares, please include the costs of that offering, currently found in footnote 2, in the appropriate line item of the fee table.

         RESPONSE: The prospectus will reflect the inclusion of the estimated costs of the preferred offering in the item "Offering Expenses of the Preferred Shares expected to be borne by the Fund" in the Shareholder Transaction Fees table. Revisions have been made to footnote two to reflect the addition of the information in the line item of the fee table.

12. COMMENT: Indent the table in footnote number 4 to more clearly reflect that it is part of the note.

         RESPONSE: The table in footnote number 4 is indented in the printed version of the prospectus.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

13. COMMENT: Is the Fund likely to have portfolio turnover greater than 100%? If so, please disclose that the Fund will have high portfolio turnover, and disclose all attendant risks.

         RESPONSE: Disclosure similar to the disclosure in the statement of additional information under "Investment Objective and Policies-Portfolio Turnover" regarding portfolio turnover has been added to the prospectus outlining the risks of high portfolio turnover. Such disclosure provides, in relevant part, that "although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities may be held."

14. COMMENT: Please identify in this section all policies of the Fund, which may not be changed without the vote of majority of the outstanding voting securities, including those policies that the Fund deems to be fundamental.

         RESPONSE: There are no fundamental policies of the Fund other than those policies required to be set forth in the statement of additional information pursuant to Item 17.2 of Form N-2 and are currently set forth in the statement of additional information under "Investment Restrictions."

15. COMMENT: The discussion sub-captioned "Principal Investment Strategies" discusses "Structured Products," "REITS," and "Zero Coupon Securities," among others. These instruments are not discussed in the Prospectus Summary. Revise the summary so as to discuss each of the Fund's principal strategies.


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         RESPONSE: Disclosure regarding structured products and zero coupon securities has been added to the Summary. Disclosure regarding REITS has been deleted from the prospectus but remains in the statement of additional information.

STATEMENT OF ADDITIONAL INFORMATION

ITEM 13.  MANAGEMENT OF THE FUND

16. COMMENT: The disclosure of this section indicates that Weston W. Marsh is a partner at a law firm that has performed work for John P. Calamos, the chief executive and a controlling person of Calamos. Thus, Mr. Marsh appears to have a "material business or professional relationship" with the Fund's investment adviser, which would render him an "interested person" under Section 2(a)(19)(B)(vii) of the Investment Company Act of 1940. However, Mr. Marsh is listed as a disinterested director. Please revise the disclosure to indicate that Mr. Marsh is an interested director. Alternatively, explain supplementally why Mr. Marsh is not an interested director.

         RESPONSE: Mr. Marsh is now reflected in the trustees table as an "interested trustee" due to the representation of his law firm of one or more investment baking firms that are expected to be included in the underwriting syndicate.

         Counsel for the Fund and to the independent trustees, Bell Boyd & Lloyd LLC, has, in the past, looked into the issue of whether Mr. Marsh is an interested person of the Fund due to the work Mr. Marsh's law firm performs for John P. Calamos. Such counsel has advised the Fund that it believes that Mr. Marsh is not an interested person of Calamos (and therefore the Fund) on the ground that the legal fees related to that representation are not material to Mr. Marsh or his law firm nor to Mr. Calamos.

17. COMMENT: Please disclose in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board of directors approving the investment advisory contract. See Item 18.13 of Form N-2.

         RESPONSE: The statement of additional information under "Management of the Fund--Factors Considered by the Independent Trustees in Approving the Investment Management Agreement" has been amended to make some minor changes and as amended includes a description of all of the factors that the independent trustees considered to be material in approving the investment advisory contract.

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         If you have any questions or comments, please contact the undersigned at (312) 609-7532 or David A. Sturms at (312) 609-7589.


                                             Sincerely,



                                             Mark L. Winget

MLW/is